Exhibit 99.1

			Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected			Footnote
Name of Issuing Entity	Check if Registered	Name of Originator	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(% of principal balance)
Commercial Mortgage Back Securities
Wachovia Bank Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates Series 2006-C28 CIK#0001376448	X	Artesia Mortgage Capital Corporation	50	269,226,893	7.5%	1	$13,502,231.92	0.43%	0	$0	0.0%	0	$0	0.0%	1	$13,502,231.92	0.43%	0	$0	0.0%	0	$0.0	0.00%		(1)

Total			50	269,226,893	7.5%	1	$13,502,231.92	0.43%	0	$0	0.0%	0	$0	0.0%	1	$13,502,231.92	0.43%	0	$0	0.0%	0	$0.0	0.00%
Wachovia Commercial Mortgage Securities, Inc. Commercial Mortgage Pass-Through Certificates Series 2006-C24 CIK#0001376448	X	Artesia Mortgage Capital Corporation	26	214,877,938	10.7%	1	$34,208,214.00	2.44%	0	$0	0.0%	0	$0	0.0%	1	$34,208,214.00	2.44%	0	$0	0.0%	0	$0.0	0.00%		(2)
Total			26	214,877,938	10.7%	1	$34,208,214.00	2.44%	0	$0	0.0%	0	$0	0.0%	1	$34,208,214.00	2.44%	0	$0	0.0%	0	$0.0	0.00%
Total			76	484,104,831	18.2%	2	$47,710,445.92	2.87%	0	$0	0.0%	0	$0	0.0%	1	$47,710,445.92	2.87%	0	$0	0.0%	0	$0.0	0.0%

(1)                U.S. Bank National Association, as Trustee for Registered Holders of Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-28 (“U.S. Bank”) v. Dexia Real Estate Capital Markets (“Dexia”), Case No. 12 Civ 9412, filed in the United States District Court for the Southern District of New York (“U.S. Bank v. Dexia”). The U.S. Bank filed its complaint against Dexia (on or about December 27, 2012) arguing that Dexia had breached the terms of the mortgage loan purchase agreement in light of the determination in a Minnesota enforcement action against the guarantors of Loan #58 Marketplace Retail and Office Center that the form of the guaranty sold to U.S. Bank pursuant to the mortgage loan purchase agreement had not been signed by the guarantors. U.S. Bank, in its complaint, seeks a judgment requiring Dexia to repurchase Loan #58 Marketplace Retail and Office Center and also requests an award of damages alleged to total approximately $16.5 million. Dexia filed a Notice of Motion to Dismiss and a Memorandum in Support of its Motion to Dismiss on January 25, 2013. Judge Shira A. Scheindlin entered an order denying Dexia’s Motion on June 6, 2013. A scheduling conference has since been held, and discovery has commenced.

(2)                U.S. Bank National Association, as successor-in-interest to Bank of America, National Association, as successor by merger to LaSalle Bank National Association, as Trustee for Registered Holders of Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-C24 (“Lender”) made demand on Dexia Real Estate Capital Markets (“Dexia”), by letter dated April 3, 2013 (the “Demand Letter”) for repurchase of Loan #12 made to Metroplaza Hotel, LLC. In the Demand Letter, Lender claimed that Dexia breached the representations and warranties made in the mortgage loan purchase agreement for Dexia’s failure to record a UCC financing statement against Inn at Woodbridge Inc. (“Woodbridge”), the tenant under a Master Lease and holder of a leasehold estate in a portion of the mortgaged property that secures Loan #12. Lender claims that such failure to record a UCC financing statement against Woodbridge has resulted in Lender not having a perfected security interest and enforceable lien in the personalty owned by Woodbridge and pledged as collateral for Loan #12. Dexia responded to the Demand Letter on July 2, 2013 and rejected the repurchase demand. Dexia believes the demand was untimely, having been made beyond New York’s six-year statute of limitations for such claims.

ABS-15G	Dexia Real Estate Capital Markets	Period ending 09/30/2013